Assets and Liabilities - Summary of Carrying Amounts of Right-of-use Assets Recognized and Movements (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	kr 13,903	kr 13,006
Additions	3,963	4,008
Depreciation expense	(3,007)	(2,058)
Exchange rate adjustments	0
Modifications		(1,053)
Right-of-use assets	14,859	13,903
Office Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	10,095	13,006
Additions	3,963
Depreciation expense	(2,606)	(1,858)
Exchange rate adjustments	0
Modifications		(1,053)
Right-of-use assets	11,452	10,095
Operating Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	3,808
Additions		4,008
Depreciation expense	(401)	(200)
Right-of-use assets	kr 3,407	kr 3,808